Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 09, 2016
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Mar. 09, 2016
Document Effective Date	Mar. 09, 2016
Prospectus Date	Mar. 01, 2016
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Prospectus:
Trading Symbol	AAEMX
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Prospectus:
Trading Symbol	ACEMX
Class I Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Prospectus:
Trading Symbol	AIEMX
Class I Prospectus | Alger Spectra Fund | Alger Spectra Fund Class I
Prospectus:
Trading Symbol	ASPIX
Class I Prospectus | Alger Green Fund | Alger Green Fund Class I
Prospectus:
Trading Symbol	AGIFX
Class Z Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Z
Prospectus:
Trading Symbol	AZEMX
Class Z Prospectus | Alger Spectra Fund | Alger Spectra Fund Class Z
Prospectus:
Trading Symbol	ASPZX